Document and Entity Information	0 Months Ended
Oct. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2012
Registrant Name	Credit Suisse Commodity Strategy Funds
Central Index Key	0001291446
Amendment Flag	false
Document Creation Date	Feb. 28, 2013
Document Effective Date	Feb. 28, 2013
Prospectus Date	Mar. 01, 2013
Credit Suisse Commodity Return Strategy Fund | Credit Suisse Commodity Return Strategy Fund | Class I
Risk/Return:
Trading Symbol	CRSOX
Credit Suisse Commodity Return Strategy Fund | Credit Suisse Commodity Return Strategy Fund | Class A
Risk/Return:
Trading Symbol	CRSAX
Credit Suisse Commodity Return Strategy Fund | Credit Suisse Commodity Return Strategy Fund | Class C
Risk/Return:
Trading Symbol	CRSCX